                             M.S.D. & T. FUNDS, INC.
                                 (the "Company")

                          Tax-Exempt Money Market Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                                  (the "Funds")

                        Supplement dated August 17, 1999
                     to Prospectus dated September 30, 1998


Change in Transfer and Dividend Disbursing Agent
------------------------------------------------

   Effective August 23, 1999, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") will replace State Street Bank and Trust Company as the Company's transfer and dividend disbursing agent and all references in the Prospectus to the "Transfer Agent" shall be deemed to be references to BISYS Ohio. BISYS Ohio, a wholly-owned subsidiary of The BISYS Group, Inc., is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

   Effective August 23, 1999, certain of the procedures for buying shares of the Funds directly from the Company and for selling and/or exchanging such shares are revised as follows (unless referred to below, all current procedures for buying, selling and/or exchanging shares of the Funds remain unchanged):

   How to Buy Fund Shares. An investor wishing to buy Fund shares by mail should
                                                                  -- ----
send his or her New Account Application, if applicable, and check to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

An investor wishing to buy additional shares in an existing Fund account by wire
                                                                         -- ----
should instruct his or her bank to wire federal funds to:

                             Huntington Bank
                             Columbus, Ohio 43219
                             Bank Routing #044000024
                             M.S.D. & T. Concentration A/C #01899622436

   How to Sell Fund Shares. An investor wishing to sell Fund shares by mail, or
                                                                    -- ----
an investor wishing to sell Fund shares by wire or by telephone and who has not
                                        -- ----    -- ---------
previously elected such privilege, should send his or her written request to:

                            M.S.D. & T. Funds, Inc.
                            P.O. Box 182028
                            Columbus, Ohio 43218-2028

   Exchange Privilege. An investor wishing to exchange Fund shares by mail
                                                                   -- ----
should send his or her written request to:

                            M.S.D. & T. Funds, Inc.
                            P.O. Box 182028
                            Columbus, Ohio 43218-2028

   Customers of Banks. Customers of Mercantile-Safe Deposit and Trust Company and its affiliated and correspondent banks (the "Banks") should continue to contact the Banks directly for appropriate instructions on buying, selling and/or exchanging shares of the Funds.

                             M.S.D. & T. FUNDS, INC.
                                 (the "Company")

                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                            International Equity Fund
                          Diversified Real Estate Fund
                                  (the "Funds")

                        Supplement dated August 17, 1999
                     to Prospectus dated September 30, 1998


Change in Transfer and Dividend Disbursing Agent
------------------------------------------------

   Effective August 23, 1999, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") will replace State Street Bank and Trust Company as the Company's transfer and dividend disbursing agent and all references in the Prospectus to the "Transfer Agent" shall be deemed to be references to BISYS Ohio. BISYS Ohio, a wholly-owned subsidiary of The BISYS Group, Inc., is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

   Effective August 23, 1999, certain of the procedures for buying shares of the Funds directly from the Company and for selling and/or exchanging such shares are revised as follows (unless referred to below, all current procedures for buying, selling and/or exchanging shares of the Funds remain unchanged):

   How to Buy Fund Shares. An investor wishing to buy Fund shares by mail should
                                                                  -- ----
send his or her New Account Application, if applicable, and check to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

An investor wishing to buy additional shares in an existing Fund account by wire
                                                                         -- ----
should instruct his or her bank to wire federal funds to:

                             Huntington Bank
                             Columbus, Ohio 43219
                             Bank Routing #044000024
                             M.S.D. & T. Concentration A/C #01899622436

   How to Sell Fund Shares. An investor wishing to sell Fund shares by mail, or
                                                                    -- ----
an investor wishing to sell Fund shares by wire or by telephone and who has not
                                        -- ----    -- ---------
previously elected such privilege, should send his or her written request to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

   Exchange Privilege. An investor wishing to exchange Fund shares by mail
                                                                   -- ----
should send his or her written request to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

   Customers of Banks. Customers of Mercantile-Safe Deposit and Trust Company ("Mercantile") and its affiliated and correspondent banks (together with Mercantile, the "Banks") should continue to contact the Banks directly for appropriate instructions on buying, selling and/or exchanging shares of the Funds.

Change in Portfolio Manager - Equity Growth Fund
------------------------------------------------

   Effective August 13, 1999, the Equity Growth Fund will be co-managed by Charles W. Brooks Jr., C.F.A., Senior Vice President and Director of Equity Research, in conjunction with Christopher G. Frink. Mr. Brooks has been with Mercantile since 1993 and is responsible for the management of equity selection at Mercantile. Mr. Brooks has thirty-six years of investment research. Mr. Frink, Assistant Vice President of Mercantile, is responsible for equity management of endowment and pension funds and has been with Mercantile since 1997. Prior to joining Mercantile, he was a portfolio manager at Oxford Capital Management. Mr. Frink has eight years of investment experience.

                             M.S.D. & T. FUNDS, INC.
                                 (the "Company")

                             Prime Money Market Fund
                          Government Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                                  (the "Funds")

                        Supplement dated August 17, 1999
                     to Prospectus dated September 30, 1998


Change in Transfer and Dividend Disbursing Agent
------------------------------------------------

   Effective August 23, 1999, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") will replace State Street Bank and Trust Company as the Company's transfer and dividend disbursing agent and all references in the Prospectus to the "Transfer Agent" shall be deemed to be references to BISYS Ohio. BISYS Ohio, a wholly-owned subsidiary of The BISYS Group, Inc., is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

   Effective August 23, 1999, certain of the procedures for buying shares of the Funds directly from the Company and for selling and/or exchanging such shares are revised as follows (unless referred to below, all current procedures for buying, selling and/or exchanging shares of the Funds remain unchanged):

   How to Buy Fund Shares. An investor wishing to buy Fund shares by mail should
                                                                  -- ----
send his or her New Account Application, if applicable, and check to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

An investor wishing to buy additional shares in an existing Fund account by wire
                                                                         -- ----
should instruct his or her bank to wire federal funds to:

                             Huntington Bank
                             Columbus, Ohio 43219
                             Bank Routing #044000024
                             M.S.D. & T. Concentration A/C #01899622436

   How to Sell Fund Shares. An investor wishing to sell Fund shares by mail, or
                                                                    -- ----
an investor wishing to sell Fund shares by wire or by telephone and who has not
                                        -- ----    -- ---------
previously elected such privilege, should send his or her written request to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

   Exchange Privilege. An investor wishing to exchange Fund shares by mail
                                                                   -- ----
should send his or her written request to:

                             M.S.D. & T. Funds, Inc.
                             P.O. Box 182028
                             Columbus, Ohio 43218-2028

   Customers of Banks. Customers of Mercantile-Safe Deposit and Trust Company and its affiliated and correspondent banks (the "Banks") should continue to contact the Banks directly for appropriate instructions on buying, selling and/or exchanging shares of the Funds.

                                      -2-